PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 12,457	$ 6,957
Less accumulated depreciation	5,252	2,726
Depreciated cost	7,205	4,231
Depreciation	2,662	1,229	871
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	7,046	4,230
Computers, peripheral equipment and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	3,951	2,245
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 1,460	$ 482